2. ABILITY TO CONTINUE AS A GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Notes to Financial Statements
Net income	$ 14,012	$ 279,961	$ (7,332,474)
Cash flows from operations	48,422	(14,429)	$ (18,024)
Accumulated deficit	(23,231,764)	$ (23,245,776)
Funding requirements during the next twelve months	$ 525,000